Stock Based Compensation	12 Months Ended
Dec. 31, 2018
Stock Based Compensation [Abstract]
Stock Based Compensation

NOTE 11 - STOCK BASED COMPENSATION

The Company’s shareholders approved the Norwood Financial Corp 2006 Stock Option Plan at the Annual Meeting on April 26, 2006. An aggregate of 412,500 shares of authorized but unissued Common Stock of the Company were reserved for future issuance under the Plan. This includes up to 66,000 shares for awards to outside directors. Under this plan, the Company granted 11,135 options to employees in 2015, 18,750 options to employees in 2014, and 42,900 options, which included 6,000 options granted to outside directors in 2013.  No options were granted under this plan in 2018 or 2017.  As of December 31, 2018, there were no shares available for future awards under this plan. All share information has been restated to reflect the 50% stock dividend declared in 2017.

At the Annual Meeting held on April 22, 2014, the Company’s shareholders approved the Norwood Financial Corp 2014 Equity Incentive Plan. An aggregate of 375,000 shares of authorized but unissued Common Stock of the Company were reserved for future issuance under the Plan. This includes up to 60,000 shares for awards to outside directors. The Plan also authorized the Company to award restricted stock to officers and outside directors, limited to 63,000 shares of restricted stock awards for officers and 12,000 shares of restricted stock awards for outside directors. At the Annual Meeting held on April 24, 2018, the Company’s shareholders approved an amendment to the 2014 Equity Incentive Plan to ease certain restrictions on restricted stock awards to outside directors.  As a result of this amendment, the number of shares available for restricted stock awards to officers was reduced by 300 shares to 62,700, while the number of shares available for restricted stock awards to outside directors was increased by 20,300 to 32,300 shares.  Under this plan, the Company granted 42,000 shares in 2018 which included 26,500 options to employees, 7,500 shares of restricted stock to officers, 2,400 options to directors and 5,600 shares of restricted stock to directors.  In 2017, the Company granted 44,150 shares which included 26,750 options to employees, 9,000 shares of restricted stock to officers, 8,000 options to directors and 400 shares of restricted stock to directors.  In 2016, the Company granted 36,675 shares which included 24,000 options to employees, 9,000 shares of restricted stock to officers and 3,675 shares of restricted stock to directors.  In 2015, the Company granted 20,591 shares which included 10,616 options to employees, 6,375 shares of restricted stock to officers and 3,600 shares of restricted stock to directors.  In 2014, the Company granted 13,950 shares, which included 9,750 shares of restricted stock to officers and 4,200 shares of restricted stock to outside directors.  All shares granted in 2014 were for restricted stock.  The restricted shares vest over a five-year period.  The product of the number of shares granted and the grant date market price of the Company’s common stock determine the fair value of restricted stock under the company’s restricted stock plan.  Management recognizes compensation expense for the fair value of restricted stock on a straight-line basis over the requisite service period for the entire award.  As of December 31, 2018, there were 217,635 shares available for future awards under this plan, which includes 185,510 shares available for officer awards and 32,125 shares available for awards to outside directors.  Included in these totals are 21,075 shares available for restricted stock awards to officers and 14,825 shares available for restricted stock awards to outside directors.  All share information has been restated to reflect the 50% stock dividend declared in 2017.

Total unrecognized compensation cost related to stock options was $207,000 as of December 31, 2018 and $237,000 as of December 31, 2017.  Salaries and employee benefits expense includes $237,000 and $93,000 of compensation costs related to options for the years ended December 31, 2018 and 2017, respectively.   Compensation costs related to restricted stock amounted to $205,000 and $143,000 for the years ended December 31, 2018 and 2017, respectively.  The expected future compensation expense relating to non-vested restricted stock outstanding as of December 31, 2018 and 2017 was $963,000 and $744,000, respectively.  Net income was reduced by $388,000 and $187,000 for the years ended December 31, 2018 and 2017, respectively.

A summary of the Company’s stock option activity and related information for the years ended December 31 follows:

	2018			2017
		Weighted			Weighted
		Average	Average		Average	Average
		Exercise	Intrinsic		Exercise	Intrinsic
	Options	Price	Value	Options	Price	Value

Outstanding, beginning of year	212,725	$20.76		225,669	$19.46
Granted	28,900	32.34		34,750	32.81
Exercised	(28,275)	18.39		(44,219)	23.53
Forfeited	(4,650)	27.08		(3,475)	21.71

Outstanding, end of year	208,700	$22.54	$2,182,537	212,725	$20.76	$2,604,097

Exercisable, end of year	179,800	$20.97	$2,163,463	177,975	$18.41	$2,597,494

Exercise prices for options outstanding as of December 31, 2018 ranged from $16.65 to $32.81 per share. The weighted average remaining contractual life is 5.9 years.

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	Years Ended December 31,
	2018	2017
Dividend yield	3.72%	3.89%
Expected life	10 years	10 years
Expected volatility	29.10%	29.11%
Risk-free interest rate	2.68%	2.41%
Weighted average fair value of options granted	$7.18	$6.83

The expected volatility is based on historical volatility. The risk-free interest rates for periods within the contractual life of the awards are based on the U.S. Treasury yield curve in effect at the time of the grant. The expected life is based on historical exercise experience. The dividend yield assumption is based on the Company’s history and expectation of dividend payouts.

Proceeds from stock option exercises totaled $520,000 in 2018. Shares issued in connection with stock option exercises are issued from available treasury shares or from available authorized shares. During 2018, for the shares issued in connection with stock option exercises, 28,275 shares in total, 25,950 shares were issued from available authorized shares, while the remaining 2,325 shares were issued from available treasury shares.  All share information has been adjusted to reflect the 50% stock dividend declared in 2017.

As of December 31, 2018, outstanding stock options consist of the following:

		Average			Average
	Options	Exercise	Remaining	Options	Exercise
	Outstanding	Price	Life, Years	Exercisable	Price
	14,775	$17.33	1.0	14,775	$17.33
	14,025	16.83	2.0	14,025	16.83
	18,825	16.65	3.0	18,825	16.65
	26,400	18.03	4.0	26,400	18.03
	1,650	18.36	4.0	1,650	18.36
	3,000	19.30	4.8	3,000	19.30
	25,375	17.93	5.0	25,375	17.93
	12,000	19.39	5.9	12,000	19.39
	13,500	19.03	6.9	13,500	19.03
	18,500	22.37	8.0	18,500	22.37
	31,750	32.81	9.0	31,750	32.81
	28,900	32.34	10.0	-	-

Total	208,700			179,800

A summary of the Company’s restricted stock activity and related information for the years ended December 31 is as follows:

	2018		2017
		Weighted-Average		Weighted-Average
	Number of	Grant Date	Number of	Grant Date
	Shares	Fair Value	Shares	Fair Value

Non-vested, beginning of year	30,415	$24.46	28,035	$20.64
Granted	13,100	32.34	9,400	32.81
Vested	(8,900)	23.00	(7,020)	20.37
Forfeited	-	-	-	-
Non-vested at December 31	34,615	$27.82	30,415	$24.46